ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2015	2014

Employees and payroll accruals	$1,399	$1,213
Accrued expenses	388	510
Accrued income tax	-	429

	$1,787	$2,152